Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Phillips Street Trust
Entity Central Index Key	0000278001
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Government Cash Reserves
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Cash Reserves
Class Name	Fidelity® Government Cash Reserves
Trading Symbol	FDRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Cash Reserves for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Cash Reserves	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Net Assets	$ 235,513,994,497
Holdings Count | shares	561
Advisory Fees Paid, Amount	$ 764,527,497
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$235,513,994,497
Number of Holdings	561
Total Advisory Fee	$764,527,497

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 58.8 8-30 9.9 31-60 11.4 61-90 11.3 91-180 9.2 >180 2.7 Repurchase Agreements 39.0 U.S. Treasury Obligations 35.3 U.S. Government Agency - Debt 29.0 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.3)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec